Fair Value Measurements (Details) - Schedule of assets and liabilities that are measured at fair value - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Fair Value Measurements (Details) - Schedule of assets and liabilities that are measured at fair value [Line Items]
Note payable at fair value – Related party	$ 937,193
Fair Value, Inputs, Level 1 [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities that are measured at fair value [Line Items]
Investments held in trust	110,872,063	109,140,492
Public Warrant liability	749,000	2,568,000
Level 3 [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities that are measured at fair value [Line Items]
Private Warrant liability	$ 721,350	$ 2,576,250